Loans, Borrowings and Debentures - Summary of Changes in Loans, Borrowings and Debentures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [abstract]
Beginning Balance	R$ 18,338,497	R$ 18,829,203
Raised	6,248,712	7,527,792
Payment	(5,441,667)	(8,652,290)
Interest, exchange rate and fair value	2,543,404	609,221
Other		24,571
Ending balance	R$ 21,688,946	R$ 18,338,497